Intangible Assets, Net - Intangible assets amortization expense for future years (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets amortization expense
2020	¥ 705,062
2021	390,818
2022	228,651
2023	123,159
2024	74,550
Thereafter	135,093
Total	¥ 1,657,333	$ 238,061	¥ 1,419,435